Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2020-2023) (Detail) - Plan 2020-2023 [member] $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	350,796	681,529
Settled	(271,817)	(308,298)
Expired	(78,979)	(22,435)
Amount at the end of the fiscal year		350,796
Expense recognized during the fiscal year | $		$ 1
Fair value of shares on grant date (in U.S. dollars) | $ / shares	$ 4.75	$ 4.75